Revenue and Other Income - Schedule of analysis of revenue (Detail) - HKD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		$ 680,477,636	$ 607,263,125	$ 580,006,276
Dividend income		48,711,208	88,078,159	92,316,548
Gain related to disposed investment		125,112,176	82,948,508	8,235,180
Dividend and gain related to disposed investment		173,823,384	171,026,667	100,551,728
Total net fair value changes on financial assets at fair value through profit or loss and stock loan		597,551,244	(31,054,945)	(641,603,993)
Net fair value changes on derivative financial asset		(54,008,047)	371,305,326	1,165,220,000
Total revenue		1,397,844,217	1,118,540,173	1,204,174,011
Management Fee and Performance Based Incentive Fee [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		57,230,194	196,352,216	103,509,196
Brokerage And Handling Fees [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		25,356,917	33,359,007	19,383,099
Others [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		792,862	1,227,022	1,158,069
Listed Equity Shares [member]
Disclosure Of Analysis Of Revenue [Line Items]
Total net fair value changes on financial assets at fair value through profit or loss and stock loan		54,008,047	(371,305,326)	(683,060,000)
Unlisted Equity Shares [member]
Disclosure Of Analysis Of Revenue [Line Items]
Total net fair value changes on financial assets at fair value through profit or loss and stock loan	[1]	543,543,197	313,561,520	41,456,007
Unlisted Equity Linked Notes [member]
Disclosure Of Analysis Of Revenue [Line Items]
Total net fair value changes on financial assets at fair value through profit or loss and stock loan			26,688,861
Derivative financial Asset [member]
Disclosure Of Analysis Of Revenue [Line Items]
Net fair value changes on derivative financial asset		717,366,581	511,277,048	624,167,735
Investment Banking [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		597,097,663	376,324,880	455,955,912
Total revenue		597,097,663	376,324,880	455,955,912
Investment Banking [member] | Investment banking fee and income [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		597,097,663	376,324,880	455,955,912
Asset Management [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		83,379,973	230,938,245	124,050,364
Total revenue		83,379,973	230,938,245	124,050,364
Asset Management [member] | Management Fee and Performance Based Incentive Fee [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		57,230,194	196,352,216	103,509,196
Asset Management [member] | Brokerage And Handling Fees [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		25,356,917	33,359,007	19,383,099
Asset Management [member] | Others [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		792,862	1,227,022	1,158,069
Strategic Investment [member]
Disclosure Of Analysis Of Revenue [Line Items]
Dividend income		48,711,208	88,078,159	92,316,548
Gain related to disposed investment		125,112,176	82,948,508	8,235,180
Total revenue		$ 717,366,581	$ 511,277,048	$ 624,167,735

[1]	For the year ended December 2019, 2020 and 2021, net fair value gain arising from investments in equity securities of related parties are HK$ Nil, HK$336,403,752 and HK$545,199,207, respectively (Note 27(a)(ii)).